International Operations	12 Months Ended
Dec. 31, 2012
International Operations
International Operations

(13) International Operations

        The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

        Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

        A summary of assets attributable to international operations at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in Thousands)
Loans:
Commercial	$148,770	$185,287
Others	40,204	44,718

	188,974	230,005
Less allowance for probable loan losses	(1,140)	(1,359)

Net loans	$187,834	$228,646

Accrued interest receivable	$902	$1,064

        At December 31, 2012, the Company had $102,882,000 in outstanding standby and commercial letters of credit to facilitate trade activities. The letters of credit are issued primarily in conjunction with credit facilities, which are available to various Mexican banks doing business with the Company.

        Revenues directly attributable to international operations were $7,714,000, $9,870,000 and $11,423,000 for the years ended December 31, 2012, 2011 and 2010, respectively.